CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Nov. 06, 2020	Sep. 10, 2018
Restricted cash	$ 875	$ 875		$ 0
Common shares, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000			400,000	20,000
Common stock, shares issued (in shares)	73,276,230	73,249,042
Common stock, shares outstanding (in shares)	73,276,230	73,249,042
Series A preferred shares, par value (in usd per share)	$ 0.0001	$ 0.0001
Series A preferred shares, authorized (in shares)	10,000,000	10,000,000
Series A preferred shares, shares issued (in shares)	163,510	163,510		0
Series A preferred shares, outstanding (in shares)	163,510	163,510		0
Total assets	$ 206,512	$ 203,439	$ 203,439	$ 65,689
Total liabilities	74,514	99,280		37,588
Variable Interest Entity
Total assets	49,238	42,332		22,639
Total liabilities	$ 96,129	$ 79,579		$ 40,426